Fair Values of Derivatives Recorded in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Liability derivatives	$ 5	$ 10
Other Current Liabilities | Commodity Forward Contracts
Derivatives, Fair Value [Line Items]
Liability derivatives	3	6
Other Current Liabilities | Foreign Currency Contracts
Derivatives, Fair Value [Line Items]
Liability derivatives		0
Other Current Liabilities | Cross Currency Swaps
Derivatives, Fair Value [Line Items]
Liability derivatives		4
Other Noncurrent Liabilities | Commodity Forward Contracts
Derivatives, Fair Value [Line Items]
Liability derivatives	2
Other Current Assets
Derivatives, Fair Value [Line Items]
Asset derivatives	0	4
Other Current Assets | Commodity Forward Contracts
Derivatives, Fair Value [Line Items]
Asset derivatives	0	1
Other Current Assets | Foreign Currency Contracts
Derivatives, Fair Value [Line Items]
Asset derivatives		3
Other Current Assets | Cross Currency Swaps
Derivatives, Fair Value [Line Items]
Asset derivatives		0
Other Assets | Commodity Forward Contracts
Derivatives, Fair Value [Line Items]
Asset derivatives	$ 0